IFRS 9 Impairment (Detail: Text Values) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Jun. 30, 2024	Jun. 30, 2025 EUR (€)	Jun. 30, 2024	Dec. 31, 2024 EUR (€)
Focus areas in second quarter 2025
Potential Incremental Net Provisions Over Multiple Years As A Result Of Stress Testing	€ 400			€ 400
Overlays applied to the IFRS 9 model output [Abstract]
Overlays related to new definition of default	146			146		€ 124
IFRS 9 expected credit losses [Abstract]
IFRS9 provision for credit credit losses	423	€ 130		894
IFRS9 provision for credit losses of non performing loans, Stage 3	300			641
IFRS9 provision for credit losses of performing loans, Stage 1, 2	€ 123			€ 253
Provision for credit losses as basis points of average loans	36			37
Changes in provision for credit losses, in percent	0.10		0.11	0.02	0.30
Model Overview [Abstract]
Impact on allowance for credit losses due to model changes with regard to the Loss Given Default parameter	€ 133			€ 133